Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Borrowing rate			8.00%		8.00%
Operating leases term	1 year 7 days		1 year 7 days		1 year 3 months
Weighted-average discount rate	8.00%		8.00%		8.00%
Operating leases expense	$ 23,087	$ 10,813	$ 46,043	$ 21,885	$ 31,266
Cash lease payments	23,087	$ 10,813	46,043	$ 21,885	31,266
Operating lease right-of-use asset	77,697		77,697		49,432
Operating lease liability, current	68,740		68,740		39,148	$ 0
Net operating lease liability					10,283
Operating lease liability, non current	$ 8,957		$ 8,957		$ 10,283	$ 0